UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

    /s/ Alan Rivera             New York, New York           November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:    $108,207
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP         13F File Number: 028-12272

                                                     FORM 13F INFORMATION TABLE
                                                           September 30, 2011


COLUMN 1                      COLUMN  2  COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6        COLUMN 7          COLUMN 8

                              TITLE                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION      MANAGERS    SOLE    SHARED NONE
AMERICAN DENTAL PARTNERS      COM        025353103     1,273      131,800 SH         SHARED-DEFINED   1        131,800
BRINKS CO                     COM        109696104       811       34,800 SH         SHARED-DEFINED   1         34,800
BRINKS CO                     COM        109696104        14          600 SH         SOLE            NONE          600
CHECKPOINT SYS INC            COM        162825103    28,597    2,105,800 SH         SHARED-DEFINED   1      2,105,800
CHECKPOINT SYS INC            COM        162825103        33        2,400 SH         SOLE            NONE        2,400
COMTECH TELECOMMUNICATIONS C  COM NEW    205826209    24,157      860,000 SH         SHARED-DEFINED   1        860,000
COMTECH TELECOMMUNICATIONS C  COM NEW    205826209        31        1,100 SH         SOLE            NONE        1,100
CORE MARK HOLDING CO INC      COM        218681104       642       21,000 SH         SHARED-DEFINED   1         21,000
CORE MARK HOLDING CO INC      COM        218681104        27          875 SH         SOLE            NONE          875
DHT HOLDINGS INC              COM        Y2065G105    12,164    5,962,600 SH         SHARED-DEFINED   1      5,962,600
DHT HOLDINGS INC              COM        Y2065G105        23       11,300 SH         SOLE            NONE       11,300
DUCOMMUN INC DEL              COM        264147109     1,011       67,500 SH         SHARED-DEFINED   1         67,500
DYNAMICS RESH CORP            COM        268057106       573       64,185 SH         SHARED-DEFINED   1         64,185
DYNAMICS RESH CORP            COM        268057106         9        1,000 SH         SOLE            NONE        1,000
GEOEYE INC                    COM        37250W108       312       11,000 SH         SHARED-DEFINED   1         11,000
GEOEYE INC                    COM        37250W108        14          500 SH         SOLE            NONE          500
KIRKLANDS INC                 COM        497498105       222       24,200 SH         SHARED-DEFINED   1         24,200
KRATOS DEFENSE & SEC SOLUTIO  COM NEW    50077B207    22,588    3,361,300 SH         SHARED-DEFINED   1      3,361,300
KRATOS DEFENSE & SEC SOLUTIO  COM NEW    50077B207        24        3,500 SH         SOLE            NONE        3,500
KVH INDS INC                  COM        482738101     2,184      276,100 SH         SHARED-DEFINED   1        276,100
KVH INDS INC                  COM        482738101        21        2,600 SH         SOLE            NONE        2,600
MERCURY COMPUTER SYS          COM        589378108       230       20,000 SH         SHARED-DEFINED   1         20,000
STANDEX INTL CORP             COM        854231107     9,255      297,300 SH         SHARED-DEFINED   1        297,300
STANDEX INTL CORP             COM        854231107        28          900 SH         SOLE            NONE          900
U S PHYSICAL THERAPY INC      COM        90337L108     3,941      212,800 SH         SHARED-DEFINED   1        212,800
U S PHYSICAL THERAPY INC      COM        90337L108        23        1,250 SH         SOLE            NONE        1,250
                                                     108,207



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